Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	[1]	$ 1,958	$ 2,566
Other provisions, ending balance	[1]	1,741	1,958
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		1,446	1,946
Additions		698	971
Amounts utilised		(656)	(955)
Unused amounts reversed		(315)	(403)
Exchange and other movements		41	(113)
Other provisions, ending balance		1,214	1,446
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		445	383
Additions		255	434
Amounts utilised		(288)	(288)
Unused amounts reversed		(149)	(87)
Exchange and other movements		21	3
Other provisions, ending balance		284	445
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		409	619
Additions		236	271
Amounts utilised		(231)	(393)
Unused amounts reversed		(30)	(82)
Exchange and other movements		(4)	(6)
Other provisions, ending balance		380	409
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		195	386
Additions		37	60
Amounts utilised		(69)	(106)
Unused amounts reversed		(41)	(109)
Exchange and other movements		8	(36)
Other provisions, ending balance		130	195
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		397	558
Additions		170	206
Amounts utilised		(68)	(168)
Unused amounts reversed		(95)	(125)
Exchange and other movements		16	(74)
Other provisions, ending balance		420	397
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance		512	620
Net change in expected credit loss provision and other movements		15	(108)
Other provisions, ending balance		$ 527	$ 512

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.